Employee Benefits - Summary of Employee Benefit Costs (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of employee benefits cost [Line Items]
Employee benefit cost	₨ 450,075	₨ 332,371	₨ 326,571
Cost of revenues [member]
Disclosure Of employee benefits cost [Line Items]
Employee benefit cost	382,446	282,983	279,356
Selling and marketing expenses [member]
Disclosure Of employee benefits cost [Line Items]
Employee benefit cost	41,339	31,236	30,763
General and administrative expenses [member]
Disclosure Of employee benefits cost [Line Items]
Employee benefit cost	₨ 26,290	₨ 18,152	₨ 16,452